Total revenues and other income	12 Months Ended
Dec. 31, 2023
Total revenues and other income [Abstract]
Total revenues and other income
7 Total

revenues and other income

Accounting policies
Revenue recognition
Equinor presents Revenue from contracts with customers and Other revenue as a single caption,

Revenues, in the Consolidated
statement of income.
Revenue from contracts with customers
Revenue from the sale of crude oil, natural gas, petroleum products, power and other merchandise is recognised when a customer
obtains control of those products, which for tangible products normally is when title passes at point of delivery, based on the
contractual terms of the agreements. Each such sale normally represents a single performance obligation.

In the case of natural gas
as well as power, which is delivered on a continuous basis through pipelines and grid, sales are completed over time in line with the delivery of the actual physical quantities.
Sales and purchases of physical commodities are presented on a gross basis as Revenues from contracts with customers and
Purchases [net of inventory variation] respectively in the Consolidated statement of income. When the contracts are deemed financial
instruments or part of Equinor’s trading activities, they are settled and presented on a net basis as Other revenue. Reference is made
to note 28 Financial instruments and fair value measurement for a description of accounting policies regarding derivatives. Sales of
Equinor’s own produced oil and gas volumes are always reflected gross as Revenue from contracts with customers.
Revenues from the production of oil and gas in which Equinor shares an interest with other companies are recognised on the basis of
volumes lifted and sold to customers during the period (the sales method). Where Equinor has lifted and sold more than the
ownership interest, an accrual is recognised for the cost of the overlift. Where Equinor has lifted and sold less than the ownership
interest, costs are deferred for the underlift.
Certain long-term LNG and natural gas sales contracts include clauses which entail price reviews at regular intervals at the discretion
of either party. Where updated prices have not yet been agreed upon for volumes already delivered, it is necessary to estimate the amount of variable consideration Equinor expects to be entitled to for these volumes. In the frequently volatile markets, there is a
degree of estimation uncertainty and reasoned judgement in establishing the expected variable consideration.
Other revenue
Items representing a form of revenue, or which are related to revenue from contracts with customers,

are presented as other revenue
if they do not qualify as revenue from contracts with customers. These other revenue items include taxes paid in-kind under certain
production sharing agreements (PSAs) and the net impact of commodity trading and commodity-based derivative instruments related
to sales contracts or revenue-related risk management.
Transactions with the Norwegian State
Equinor markets and sells the Norwegian State's share of oil and gas production from the

Norwegian continental shelf (NCS). The
Norwegian State's participation in petroleum activities is organised through the Norwegian State’s Direct Financial

Interests (SDFI). All
purchases and sales of the SDFI's oil and natural gas liquids production are classified as purchases

[net of inventory variation] and
revenues from contracts with customers, respectively.
Equinor sells, in its own name, but for the SDFI’s account and risk, the SDFI’s production of natural gas including Liquefied Natural
Gas (LNG). These gas sales and related expenditures refunded by the SDFI are presented net in the

Consolidated financial
statements. Natural gas sales made in the name of Equinor’s subsidiaries are also presented net of the SDFI’s share in the
Consolidated statement of income, but this activity is reflected gross in the Consolidated balance sheet.
Accounting judgement related to transactions with the Norwegian State
Whether to account for the transactions gross or net involves the use of significant accounting judgement. In making the judgement,
Equinor has considered whether it controls the State-originated crude oil volumes prior to onwards sales to third party customers.
Equinor directs the use of the volumes, and although certain benefits from the sales subsequently flow to the SDFI, Equinor
purchases the crude oil volumes from the SDFI and obtains substantially all the remaining benefits. On that basis, Equinor has
concluded that it acts as principal in these sales.
Regarding gas sales, Equinor concluded that ownership of the gas had not been transferred from the SDFI to Equinor. Although
Equinor has been granted the ability to direct the use of the volumes, all the benefits from the sales of these volumes flow to the SDFI.
On that basis, Equinor is not considered the principal in the sale of the SDFI’s natural gas volumes.
Reference is made to note 27 Related parties for detailed financial information regarding transactions performed between Equinor and
SDFI.
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Revenues from contracts with customers by geographical areas
Equinor has business operations in around 30 countries. When attributing the line-item Revenues from contracts with customers for 2023 to the country of the legal entity executing the sale, Norway constitutes 79 % and USA constitutes 18%. For 2022 the revenues to
Norway and USA constituted 84 % and 13 % respectively, and for 2021 81 % and 13 % respectively.

Revenues from contracts with customers and

other revenues
(in USD million) Note 2023 2022 2021
Crude oil 56,861 58,524 38,307
Natural gas 26,386 65,232 28,050

- European gas
23,174 58,239 24,900

- North American gas
1,111 2,884 1,783

- Other incl LNG
2,102 4,109 1,368
Refined products 10,083 11,093 11,473
Natural gas liquids 8,345 9,240 8,490
Transportation 1,425 1,470 921
Other sales 3,032 4,702 1,006
Total revenues from contracts with customers 106,132 150,262 88,247
Taxes paid in-kind 342 412 345
Physically settled commodity derivatives 1,331 (2,534) (1,075)
Gain/(loss) on commodity derivatives (1,041) 739 951
Change in fair value of trading inventory (334) (194) 0
Other revenues 418 319 276
Total other revenues 716 (1,258) 497
Revenues 106,848 149,004 88,744
Net income/(loss) from equity accounted investments 15 (1) 620 259
Other income 6 327 1,182 1,921
Total revenues and other income 107,174 150,806 90,924